Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Non-controlling shareholders of subsidiaries
Sales	$ 52,168	$ 52,337
Interest expense	260	206
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	42,273		$ 40,176
Other payables, accruals and advance receipts	64,160		56,327
Other non-current liabilities	8,332		7,645
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	6,034	5,740
Purchases	3,504	3,323
Interest expense		$ 18
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	4,193		5,070
Accounts payable	4,143		4,960
Non-controlling shareholders of subsidiaries | Dividend payable
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts	1,282		1,282
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries
Other non-current liabilities	$ 579		$ 579